Provisions (Tables)	12 Months Ended
Mar. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Restructuring £m	Other £m	Total provisions £m
At 1 April 2019	1,639	188	83	289	2,199
Exchange adjustments	82	5	—	10	97
Additions¹	437	93	7	52	589
Unused amounts reversed	(29)	(16)	(16)	(9)	(70)
Unwinding of discount	65	5	—	7	77
Utilised	(123)	(21)	(39)	(55)	(238)
At 31 March 2020	2,071	254	35	294	2,654
Exchange adjustments	(185)	(9)	(1)	(21)	(216)
Additions	26	42	11	67	146
Unused amounts reversed	(38)	(27)	—	(16)	(81)
Unwinding of discount	66	7	—	5	78
Utilised	(161)	(16)	(19)	(62)	(258)
Reclassification to held for sale (note 10)	(79)	(7)	—	(10)	(96)
At 31 March 2021	1,700	244	26	257	2,227

	2021	2020
	£m	£m
Current	260	348
Non-current	1,967	2,306
	2,227	2,654
1. For the year ended 31 March 2020, £402 million of additions related to exceptional environmental provisions, of which £76 million related to the impact of the change in the real discount rate from 1% to 0.5% during the year (see note 5 for details).
Schedule of environmental provision	The environmental provision is as follows:

	2021			2020
	Discounted £m	Undiscounted £m	Real discount rate	Discounted £m	Undiscounted £m	Real discount rate
UK sites	167	171	0.5%	175	184	0.5%
US sites	1,533	1,583	0.5%	1,896	1,955	0.5%
	1,700	1,754		2,071	2,139